Note 2 - Basis of Preparation	12 Months Ended
Jan. 31, 2018
Statement Line Items [Line Items]
Disclosure of basis of preparation of financial statements [text block]
2.	BASIS OF PREPARATION

Statement of compliance

These
consolidated financial statements, including comparatives, have been prepared using accounting policies consistent with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements have been prepared on a historical cost basis, except for certain financial instruments that have been measured at fair value
. The consolidated financial statements are presented in Canadian dollars (“CAD”), which is the functional currency of the Company and its subsidiary. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

Approval of the financial statements

The
consolidated financial statements of Xiana Mining Inc. for the year ended
January 31, 2018
were
approved and authorized for issue by the Board of Directors on
March 23, 2018.

Foreign currency translation

Items included in the financial statements of each of the Company
’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The consolidated financial statements are presented in CAD, the Company’s functional currency. The financial statements of the subsidiary have the same functional currency as that of the Company. Amounts recorded in foreign currencies are translated into CAD as follows:

(i)	Monetary assets and liabilities, at the rate of exchange in effect as at the statement of financial position date;

( ii)	Non-monetary assets and liabilities, at the exchange rates prevailing at the time of the acquisition of the assets or assumption of the liabilities; and

( iii)	Interest income and expenses (excluding depreciation, which is translated at the same rate as the related asset), at the rate of exchange on the transaction date.

Gains and losses arising from this translation of foreign currency are included in the determination of net loss for the year.

Use of judgments and estimates

The preparation of
consolidated financial statements in accordance with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the year. Actual outcomes could differ from these estimates. These consolidated financial statements include estimates which, by their nature, are uncertain. The impacts of such estimates are pervasive throughout the consolidated financial statements, and may
require accounting adjustments based on future occurrences. Revisions to accounting estimates are recognized in the period in which the estimate is revised and future years if the revision affects both current and future years. These estimates are based on historical experience, current and future economic conditions and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

Critical accounting estimates

Significant assumptions about the future and other sources of estimation uncertainty that management has made at the end of the reporting period, that could result in a material adjustment to the carrying amounts of assets and liabilities, in the event that actual results differ from assumptions made, relate to, but are not
limited to the following significant areas:

Deferred income taxes

The determination of the Company
’s tax expense or recovery for the period and deferred tax liabilities involves significant estimation and judgment by management. In determining these amounts, management interprets tax legislation in a variety of jurisdictions and makes estimates of the expected timing of the reversal of deferred tax assets and liabilities. Management also makes estimates of future earnings that affect the extent to which potential future tax benefits may
be used. Estimates of future taxable income are based on forecasted cash flows from future operations and the application of existing tax laws in each jurisdiction. To the extent that future cash flows from operations and taxable income differ significantly from estimates, the ability of the Company to realize any net deferred income tax assets recorded on the consolidated statement of financial position could be impacted. The Company is also subject to assessments by various taxation authorities, which may
interpret legislation differently. These differences
may
affect the final amount or the timing of the payment of taxes. The Company provides for such differences where known based on management’s best estimate of the probable outcome of these matters.

Critical accounting judgments

The determination of categories of financial assets and financial liabilities has been identified as an accounting policy that involves judgments or assessments made by management. The following are accounting items that involve judgment:

Functional currency

The functional currency of the Company and its subsidiar
y is the CAD, which is the primary economic environment in which the entity operates. Determination of functional currency may
involve certain judgments to determine the primary economic environment and this is re-evaluated for each new entity or if conditions change.

Going concern

The assessment of the Company
’s ability to continue as a going concern and to raise sufficient funds to pay its ongoing operating expenditures, meet it liabilities for the ensuing year, and to fund planned exploration programs, involves significant judgment based on historical experience and other factors, including expectation of future events that are believed to be reasonable under the circumstances.

Discontinued operations

Judgment is applied in determining whether disposal groups represent a component of the entity, the results of which would be recorded in discontinued operations in the consolidated statements of comprehensive loss.